united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jen Farrell, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/22

Item 1. Reports to Stockholders.

STERLING CAPITAL FOCUS EQUITY ETF
LCG

STERLING CAPITAL DIVERSE MULTI-MANAGER
ACTIVE ETF
DEIF

Semi-Annual Report
November 30, 2022

1-888-637-7798
www.sterlingcapital.com/etf

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC Member FINRA

Sterling Capital Focus Equity ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the periods ended November 30, 2022, compared to its benchmark:

		Average Annual
			Annualized
Fund/Index	Six-Months	1 Year	Since Inception**
Sterling Capital Focus Equity ETF	1.05%	(29.86)%	(6.91)%
Sterling Capital Focus Equity ETF - Market Price	0.90%	(30.02)%	(7.01)%
Russell 1000 Growth Index ***	(1.76)%	(21.64)%	2.17%

Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). The total operating expense ratio, as stated in the fee table in the Fund’s Prospectus dated September 28, 2022, is 0.59%. For performance information current to the most recent month-end table, please call 1-888-637-7798. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

*	Performance data quoted is historical.

**	Inception date is August 26, 2020.

***	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Portfolio Composition as of November 30, 2022

Sectors	% of Net Assets
Software	19.4%
IT Services	15.9%
Professional Services	9.7%
Capital Markets	8.7%
Technology Services	8.6%
Aerospace & Defense	7.3%
Health Care Equipment & Supplies	4.8%
Commercial Support Services	4.7%
E-Commerce Discretionary	4.7%
Health Care Technology	4.5%
Other Industries	11.7%
Other Assets Less Liabilities	0.0%*
100.0%

* Less than 0.1%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Sterling Capital Diverse Multi-Manager Active ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2022

The Fund’s performance figures* for the period ended November 30, 2022, compared to its benchmark:

Fund/Index	Six Months	Since Inception**
Sterling Capital Diverse Multi-Manager Active ETF	(3.11)%	(2.75)%
Sterling Capital Diverse Multi-Manager Active ETF - Market Price	(3.43)%	(2.99)%
Russell 1000 Total Return Index ***	(0.48)%	(12.27)%

Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The market price returns are calculated using the closing price and account for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). The total operating expense ratio, as stated in the fee table in the Fund’s Prospectus dated September 28, 2022, is 0.65%. For performance information current to the most recent month-end table, please call 1- 888-637-7798. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

*	Performance data quoted is historical.

**	Inception date is December 13, 2021.

***	The Russell 1000 Total Return Index tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. You cannot invest directly in an index.

Portfolio Composition as of November 30, 2022

Sectors	% of Net Assets
Health Care Facilities & Services	9.1%
Biotech & Pharma	8.0%
Oil & Gas Producers	6.1%
Banking	5.9%
Asset Management	5.2%
Insurance	5.0%
Electric Utilities	4.7%
Software	4.6%
Aerospace & Defense	4.3%
Medical Equipment & Devices	3.4%
Other Industries	40.2%
Other Assets Less Liabilities	3.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0%
	AEROSPACE & DEFENSE - 7.3%
31,056	HEICO Corporation, Class A	$3,937,279

	CAPITAL MARKETS - 8.7%
13,297	S&P Global, Inc.	4,691,182

	COMMERCIAL SUPPORT SERVICES - 4.7%
29,856	Casella Waste Systems, Inc., Class A(a)	2,570,303

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
3,677	MSCI, Inc.	1,867,291

	E-COMMERCE DISCRETIONARY - 4.7%
26,424	Amazon.com, Inc.(a)	2,550,973

	HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
6,037	IDEXX Laboratories, Inc.(a)	2,570,977

	HEALTH CARE TECHNOLOGY - 4.5%
12,832	Veeva Systems, Inc., Class A(a)	2,442,700

	INTERNET MEDIA & SERVICES - 3.8%
20,133	Alphabet, Inc., Class C(a)	2,042,493

	IT SERVICES - 15.9%
13,371	Mastercard, Inc., Class A	4,765,424
26,916	Okta, Inc.(a)	1,435,161
59,551	Shopify, Inc., Class A(a)	2,434,445
		8,635,030
	PROFESSIONAL SERVICES - 9.7%
64,641	CoStar Group, Inc.(a)	5,238,507

	ROAD & RAIL - 4.5%
8,047	Old Dominion Freight Line, Inc.	2,435,104

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	SOFTWARE - 19.4%
12,711	Atlassian Corp plc(a)	$1,672,132
6,252	HubSpot, Inc.(a)	1,894,543
9,757	Microsoft Corporation	2,489,400
3,802	ServiceNow, Inc.(a)	1,582,773
28,057	Unity Software, Inc.(a)	1,108,532
10,725	Workday, Inc., Class A(a)	1,800,728
		10,548,108
	TECHNOLOGY SERVICES - 8.6%
300,417	Adyen N.V. - ADR(a)	4,685,004

	TOTAL COMMON STOCKS (Cost $67,398,632)	54,214,951

	TOTAL INVESTMENTS - 100.0% (Cost $67,398,632)	$54,214,951
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (b)	4,505
	NET ASSETS - 100.0%	$54,219,456

ADR	- American Depositary Receipt

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Less than 0.1%.

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.5%
	AEROSPACE & DEFENSE - 4.3%
1,843	General Dynamics Corporation	$465,155
7,378	Hexcel Corporation	442,311
2,703	Lockheed Martin Corporation	1,311,469
2,117	Northrop Grumman Corporation	1,128,975
12,069	Spirit AeroSystems Holdings, Inc., Class A	316,328
4,361	Woodward, Inc.	417,784
		4,082,022
	ASSET MANAGEMENT - 5.2%
1,449	Ameriprise Financial, Inc.	480,996
14,134	Apollo Global Management, Inc.	980,758
22,865	Charles Schwab Corporation (The)	1,887,277
2,620	LPL Financial Holdings, Inc.	620,180
5,703	Raymond James Financial, Inc.	666,681
7,045	Stifel Financial Corporation	452,641
		5,088,533
	BANKING - 5.9%
45,784	Bank of America Corporation	1,732,925
18,786	Fifth Third Bancorp	683,059
53,119	KeyCorporation	999,168
5,044	PNC Financial Services Group, Inc. (The)	848,703
14,853	US Bancorp	674,178
16,146	Wells Fargo & Company	774,201
		5,712,234
	BIOTECH & PHARMA - 8.0%
3,878	Amgen, Inc.	1,110,659
16,097	AstraZeneca plc - ADR	1,094,113
3,069	Eli Lilly and Company	1,138,845
11,452	Gilead Sciences, Inc.	1,005,829
17,579	Merck & Company, Inc.	1,935,799
11,516	Organon & Company	299,646
854	Regeneron Pharmaceuticals, Inc.(a)	641,952
1,929	Vertex Pharmaceuticals, Inc.(a)	610,336
		7,837,179

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	CHEMICALS - 1.8%
2,682	Albemarle Corporation	$745,568
2,853	Eastman Chemical Company	247,127
5,802	International Flavors & Fragrances, Inc.	613,968
		1,606,663
	COMMERCIAL SUPPORT SERVICES - 1.1%
5,703	Republic Services, Inc.	794,371
5,871	Stericycle, Inc.(a)	306,055
		1,100,426
	CONSTRUCTION MATERIALS - 0.3%
3,495	Owens Corning	310,496

	CONTAINERS & PACKAGING - 1.0%
2,179	Packaging Corp of America	296,104
8,051	Sealed Air Corporation	428,555
6,867	Westrock Company	260,397
		985,056
	DIVERSIFIED INDUSTRIALS - 0.8%
2,516	Dover Corporation	357,146
4,206	Emerson Electric Company	402,809
		759,955
	ELECTRIC UTILITIES - 4.7%
11,868	American Electric Power Company, Inc.	1,148,822
6,768	Consolidated Edison, Inc.	663,535
5,364	Eversource Energy	444,461
45,463	Exelon Corp.	1,880,804
3,859	WEC Energy Group, Inc.	382,581
		4,520,203
	ELECTRICAL EQUIPMENT - 1.9%
14,118	Carrier Global Corporation	625,710
4,193	Keysight Technologies, Inc.(a)	758,471
10,718	Sensata Technologies Holding plc	483,382
		1,867,563

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	ENTERTAINMENT CONTENT - 0.4%
5,703	Activision Blizzard, Inc.	$421,737

	GAS & WATER UTILITIES - 0.6%
3,852	American Water Works Company, Inc.	584,580

	HEALTH CARE FACILITIES & SERVICES - 9.1%
2,346	AmerisourceBergen Corporation	400,439
2,186	Anthem, Inc.	1,164,963
4,631	Catalent, Inc.(a)	232,152
4,018	Cigna Corporation	1,321,480
8,872	Henry Schein, Inc.(a)	717,922
2,411	Humana, Inc.	1,325,810
1,341	Laboratory Corp of America Holdings	322,779
3,005	Quest Diagnostics, Inc.	456,249
5,558	Syneos Health, Inc.(a)	196,086
4,990	UnitedHealth Group, Inc.	2,733,323
		8,871,203
	HOME & OFFICE PRODUCTS - 0.2%
4,020	Scotts Miracle-Gro Company (The)	224,839

	HOME CONSTRUCTION - 1.3%
8,220	DR Horton, Inc.	706,920
10,626	Masco Corporation	539,588
		1,246,508
	HOUSEHOLD PRODUCTS - 1.6%
5,393	Colgate-Palmolive Company	417,850
7,462	Procter & Gamble Company (The)	1,113,032
		1,530,882
	INDUSTRIAL INTERMEDIATE PROD - 0.5%
1,301	Valmont Industries, Inc.	440,597

	INDUSTRIAL REIT - 0.4%
13,754	Americold Realty Trust	410,557

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8%
2,115	United Rentals, Inc.(a)	$746,658

	INFRASTRUCTURE REIT - 0.7%
2,086	Crown Castle, Inc.	295,023
1,173	SBA Communications Corp., A	351,079
		646,102
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
4,698	Houlihan Lokey, Inc.	462,048
4,698	Intercontinental Exchange, Inc.	508,840
7,936	Morgan Stanley	738,604
		1,709,492
	INSURANCE - 5.0%
4,776	Berkshire Hathaway, Inc., Class B(a)	1,521,633
11,735	MetLife, Inc.	900,075
5,199	Progressive Corporation (The)	687,048
4,361	Reinsurance Group of America, Inc.	629,728
2,348	RenaissanceRe Holdings Ltd.	443,561
16,334	Unum Group	688,968
		4,871,013
	LEISURE FACILITIES & SERVICES - 0.7%
4,530	Darden Restaurants, Inc.	665,865

	MACHINERY - 0.8%
826	Deere & Company	364,266
1,843	Snap-on, Inc.	443,426
		807,692
	MEDICAL EQUIPMENT & DEVICES - 3.4%
4,025	Agilent Technologies, Inc.	623,795
838	Bio-Rad Laboratories, Inc., Class A(a)	347,527
6,207	DENTSPLY SIRONA, Inc.	187,824
8,785	Hologic, Inc.(a)	669,065
3,686	Stryker Corporation	862,118
5,445	Zimmer Biomet Holdings, Inc.	653,945
		3,344,274

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	METALS & MINING - 0.8%
5,196	Arch Resources, Inc.	$804,081

	OFFICE REIT - 0.7%
2,487	Alexandria Real Estate Equities, Inc.	387,002
4,573	Boston Properties, Inc.	329,622
		716,624
	OIL & GAS PRODUCERS - 6.1%
28,076	Coterra Energy, Inc.	783,601
30,294	Exxon Mobil Corporation	3,372,934
26,359	Occidental Petroleum Corporation	1,831,687
		5,988,222
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
31,765	Schlumberger N.V.	1,637,486

	REAL ESTATE SERVICES - 0.6%
7,717	CBRE Group, Inc., Class A(a)	614,273

	RETAIL - CONSUMER STAPLES - 1.9%
855	Dollar General Corporation	218,606
17,371	Sprouts Farmers Market, Inc.(a)	596,346
1,997	Target Corporation	333,639
4,696	Walmart, Inc.	715,765
		1,864,356
	RETAIL - DISCRETIONARY - 1.9%
2,578	Home Depot, Inc. (The)	835,246
12,170	TJX Companies, Inc. (The)	974,208
		1,809,454
	RETAIL REIT - 0.7%
29,696	Kimco Realty Corporation	680,631

	SEMICONDUCTORS - 1.6%
2,853	Applied Materials, Inc.	312,689
4,724	Entegris, Inc.	365,118
8,698	Micron Technology, Inc.	501,440

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	SEMICONDUCTORS - 1.6% (Continued)
4,194	Skyworks Solutions, Inc.	$401,030
		1,580,277
	SOFTWARE - 4.6%
8,728	Akamai Technologies, Inc.(a)	827,937
1,843	ANSYS, Inc.(a)	468,675
5,910	Black Knight, Inc.(a)	366,361
2,848	Microsoft Corporation	726,639
10,058	Oracle Corporation	835,115
1,676	Synopsys, Inc.(a)	569,069
4,642	VMware, Inc., Class A(a)	563,957
		4,357,753
	SPECIALTY FINANCE - 1.6%
9,225	Air Lease Corporation	356,270
5,219	American Express Company	822,462
3,187	GATX Corporation	359,334
		1,538,066
	SPECIALTY REITS - 0.5%
13,856	Hannon Armstrong Sustainable Infrastructure	449,489

	STEEL - 0.5%
3,997	Steel Dynamics, Inc.	415,408
4,375	United States Steel Corporation	115,019
		530,427
	TECHNOLOGY HARDWARE - 1.1%
4,492	Arrow Electronics, Inc.(a)	488,460
6,910	Ciena Corporation(a)	310,674
5,412	Lumentum Holdings, Inc.(a)	297,335
		1,096,469
	TECHNOLOGY SERVICES - 2.5%
2,346	Broadridge Financial Solutions, Inc.	349,812
4,175	Fidelity National Information Services, Inc.	303,022
3,671	Global Payments, Inc.	380,976
6,552	Visa, Inc., Class A	1,421,784
		2,455,594

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	TELECOMMUNICATIONS - 1.1%
27,555	Verizon Communications, Inc.	$1,074,094

	TIMBER REIT - 0.3%
9,973	Weyerhaeuser Company	326,217

	TOBACCO & CANNABIS - 2.7%
34,049	Altria Group, Inc.	1,586,002
9,887	Philip Morris International, Inc.	985,437
		2,571,439
	TRANSPORTATION & LOGISTICS - 0.7%
12,413	CSX Corporation	405,780
1,687	United Parcel Service, Inc., Class B	320,075
		725,855
	TRANSPORTATION EQUIPMENT - 1.9%
4,778	Cummins, Inc.	1,200,043
6,603	Westinghouse Air Brake Technologies Corporation	667,497
		1,867,540
	WHOLESALE - CONSUMER STAPLES - 0.4%
4,698	Sysco Corporation	406,424

	WHOLESALE - DISCRETIONARY - 0.3%
6,226	LKQ Corporation	338,259

	TOTAL COMMON STOCKS (Cost $89,973,875)	93,825,359

	TOTAL INVESTMENTS - 96.5% (Cost $89,973,875)	$93,825,359
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%	3,370,713
	NET ASSETS - 100.0%	$97,196,072

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2022

		Sterling Capital
		Diverse Multi-
	Sterling Capital	Manager Active
	Focus Equity ETF	ETF
ASSETS
Investment securities:
Securities at Cost	$67,398,632	$89,973,875
Securities at Value	$54,214,951	$93,825,359
Cash	98,896	3,249,470
Receivable for securities sold	—	840,724
Dividends receivable	18,441	200,443
TOTAL ASSETS	54,332,288	98,115,996

LIABILITIES
Payable for securities purchased	67,995	848,560
Investment advisory fee payable	44,837	71,364
TOTAL LIABILITIES	112,832	919,924
NET ASSETS	$54,219,456	$97,196,072

Net Assets Consist of:
Paid in capital	$74,282,488	$99,539,685
Accumulated deficit	(20,063,032)	(2,343,613)
NET ASSETS	$54,219,456	$97,196,072

Net Asset Value Per Share:
Net Assets	$54,219,456	$97,196,072
Shares of beneficial interest outstanding (a)	2,550,000	4,000,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.26	$24.30

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2022

		Sterling
		Capital
	Sterling Capital	Diverse Multi-
	Focus Equity	Manager
	ETF	Active ETF
INVESTMENT INCOME
Dividends	$66,446	$1,065,124

EXPENSES
Investment advisory fees	158,238	302,484

NET INVESTMENT INCOME (LOSS)	(91,792)	762,640

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(2,771,004)	(5,175,167)
Net realized gain on in-kind transactions	194,003	—
Net change in unrealized appreciation (depreciation) on investments	3,134,158	1,269,016

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	557,157	(3,906,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$465,365	$(3,143,511)

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Focus Equity ETF

	For the	For the
	Six Months Ended	Year Ended
	November 30, 2022	May 31, 2022
	(Unaudited)
FROM OPERATIONS:
Net investment loss	$(91,792)	$(131,900)
Net realized loss on investment transactions	(2,771,004)	(3,880,406)
Net realized gain from in-kind transactions	194,003	—
Net change in unrealized appreciation (depreciation) on investments	3,134,158	(17,417,201)
Net increase (decrease) in net assets resulting from operations	465,365	(21,429,507)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	4,589,996	54,935,654
Payments for shares redeemed	(3,966,319)	(1,748,261)
Net increase in net assets from shares of beneficial interest	623,677	53,187,393

TOTAL INCREASE IN NET ASSETS	1,089,042	31,757,886

NET ASSETS:
Beginning of Period	53,130,414	21,372,528
End of Period	$54,219,456	$53,130,414

SHARE ACTIVITY
Shares Sold	225,000	1,825,000
Shares Redeemed	(200,000)	(75,000)
Net increase in shares of beneficial interest outstanding	25,000	1,750,000

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Diverse Multi-Manager
	Active ETF

	For the	For the
	Six Months Ended	Period Ended
	November 30, 2022	May 31, 2022*
	(Unaudited)
FROM OPERATIONS:
Net investment income	$762,640	$620,020
Net realized loss on investment transactions	(5,175,167)	(2,350,590)
Net change in unrealized appreciation on investments	1,269,016	2,582,468
Net increase (decrease) in net assets resulting from operations	(3,143,511)	851,898

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	—	(52,000)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	—	99,539,685

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,143,511)	100,339,583

NET ASSETS:
Beginning of Period	100,339,583	—
End of Period	$97,196,072	$100,339,583

SHARE ACTIVITY
Shares Sold	—	4,000,000
Net increase in shares of beneficial interest outstanding	—	4,000,000

*	Sterling Capital Diverse Multi-Manager Active ETF commenced operations on December 13, 2021.

See accompanying notes to financial statements.

Sterling Capital ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Sterling Capital Focus Equity ETF
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	November 30, 2022		May 31, 2022	May 31, 2021 *
	(Unaudited)
Net asset value, beginning of period	$21.04		$27.58	$25.00

Activity from investment operations:
Net investment loss (1)	(0.04)		(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	0.26		(6.46)	2.61
Total from investment operations	0.22		(6.54)	2.58

Net asset value, end of period	$21.26		$21.04	$27.58

Market price, end of period	$21.21		$21.02	$27.60

Total return (3)	1.05	% (2)	(23.71)%	10.32	% (2)

Net assets, end of period (000s)	$54,219		$53,130	$21,373

Ratio of gross expenses to average net assets	0.59	% (4)	0.59%	0.59	% (4)

Ratio of net expenses to average net assets	0.59	% (4)	0.59%	0.59	% (4)

Ratio of net investment loss to average net assets	(0.34	)% (4)	(0.29)%	(0.14	)% (4)

Portfolio Turnover Rate (5)	7	% (2)	39%	32	% (2)

*	The Sterling Capital Focus Equity ETF commenced operations on August 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Not annualized.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

Sterling Capital ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Sterling Capital Diverse Multi-Manager Active ETF
	For the	For the
	Six Months Ended	Period Ended
	November 30, 2022	May 31, 2022 *
	(Unaudited)
Net asset value, beginning of period	$25.08	$25.00

Activity from investment operations:
Net investment income (1)	0.19	0.16
Net realized and unrealized loss on investments (2)	(0.97)	(0.07)
Total from investment operations	(0.78)	0.09

Less distributions from:
Net investment income	—	(0.01)

Net asset value, end of period	$24.30	$25.08

Market price, end of period	$25.10	$25.10

Total return (3,4)	(3.11)%	0.37%

Net assets, end of period (000s)	$97,196	$100,340

Ratio of gross expenses to average net assets (5)	0.65%	0.65%

Ratio of net expenses to average net assets (5)	0.65%	0.65%

Ratio of net investment income to average net assets (5)	1.64%	1.35%

Portfolio Turnover Rate (3,6)	63%	107%

*	The Sterling Capital Diverse Multi-Manager Active ETF commenced operations on December 13, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Not annualized.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2022

1.	ORGANIZATION

The Sterling Capital Focus Equity ETF and the Sterling Capital Diverse Multi-Manager Active ETF (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s investment objective is long-term capital appreciation. The Sterling Capital Focus Equity ETF commenced operations on August 26, 2020 and the Sterling Capital Diverse Multi-Manager Active ETF commenced operations on December 13, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022

specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2022 for the Funds’ investments measured at fair value:

Sterling Capital Focus Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$54,214,951	$—	$—	$54,214,951
Total	$54,214,951	$—	$—	$54,214,951

Sterling Capital Diverse Multi-Manager Active ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$93,825,359	$—	$—	$93,825,359
Total	$93,825,359	$—	$—	$93,825,359

The Funds did not hold any Level 2 or 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to the uncertain tax positions taken on returns filed for open tax year ended May 31, 2022 or expected to be taken on the Funds’ May 31, 2023 year- end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended November 30, 2022, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which there is reasonable possibility that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Fund	Purchases	Sales
Sterling Capital Focus Equity ETF	$3,758,066	$3,791,349
Sterling Capital Diverse Multi-Manager Active ETF	57,355,999	58,061,503

For the six months ended November 30, 2022, cost of purchases and proceeds from sales of portfolio securities for in- kind transactions, amounted to the following:

Fund	Purchases	Sales
Sterling Capital Focus Equity ETF	$4,571,521	$3,953,546
Sterling Capital Diverse Multi-Manager Active ETF	—	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Sterling Capital Management LLC, (the “Adviser”) serves as the Funds’ investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages each Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.59% of the Fund’s average daily net assets for the Sterling Capital Focus Equity ETF and 0.65% of the Fund’s average daily net assets for the Sterling Capital Diverse Multi-Manager Active ETF. For the six months ended November 30, 2022, the Sterling Capital Focus Equity ETF incurred $158,238 in advisory fees and the Sterling Capital Diverse Multi-Manager Active ETF incurred $302,484 in advisory fees. Boston Common Asset Management, LLC, GQG Partners LLC and EARNEST Partners, LLC serve as the investment sub-advisers for the Sterling Capital Diverse Multi- Manager Active ETF (collectively the “Sub-Advisers”). Under the terms of such agreements, the Sub-Advisers receive customary fees from the Adviser.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds. The Trust, with respect to the Funds, has adopted the Trust’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Funds to pay the Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of November 30, 2022, the Plan has not been activated. For the six months ended November 30, 2022, the Funds did not incur any distribution fees.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022

The Adviser’s unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Each Trustee who is not affiliated with the Trust or an adviser receives quarterly fees. For the six months ended November 30, 2022, the Trustees received fees in the amount of $5,459 and $5,646, for the Sterling Capital Focus Equity ETF and the Sterling Capital Diverse Multi-Manager Active ETF, respectively, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds generally impose transaction fees on purchases and redemptions of the Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022

The Transaction Fees for the Funds are listed in the table below:

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Sterling Capital Focus Equity ETF	$250	2.00%
Sterling Capital Diverse Multi-Manager Actice ETF	$500	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At November 30, 2022, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	Depreciation
Sterling Capital Focus Equity ETF	$67,398,632	$978,505	$(14,162,186)	$(13,183,681)
Sterling Capital Diverse Multi-Manager Active ETF	89,987,807	9,957,803	(6,120,251)	3,837,552

7.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year/period ended May 31, 2022 and the fiscal period ended May 31, 2021 were as follows:

For the year/period ended May 31, 2022
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Sterling Capital Focus Equity ETF	$—	$—	$—	$—
Sterling Capital Diverse Multi-Manager Active ETF	52,000	—	—	52,000

For the period ended May 31, 2021
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Sterling Capital Focus Equity ETF	$—	$—	$—	$—

As of May 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	and	Carry	Appreciation	Accumulated
Fund	Income	Late Year Loss	Forwards	(Depreciation)	Earnings (Deficit)
Sterling Capital Focus Equity ETF	$—	$(3,915,661)	$(38,342)	$(16,574,394)	$(20,528,397)
Sterling Capital Diverse Multi-Manager Active ETF	556,180	(1,999,321)	—	2,243,039	799,898

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2022

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Sterling Capital Focus Equity ETF incurred and elected to defer such late year losses of $66,901.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Sterling Capital Focus Equity ETF	$3,848,760
Sterling Capital Diverse Multi-Manager Active ETF	1,999,321

At May 31, 2022, the Sterling Capital Focus Equity ETF had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term
Sterling Capital Focus Equity ETF	$38,342

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for transfers in kind and adjustments for prior year tax returns resulted in reclassifications for the Sterling Capital Focus Equity ETF for the fiscal year/period ended May 31, 2022 as follows:

		Accumulated
Fund	Paid In Capital	Earnings (Losses)
Sterling Capital Focus Equity ETF	$113,634	$(113,634)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On December 29, 2022, the Sterling Capital Diverse Multi-Manager Active ETF made an income distribution of $0.3559 per share.

STERLING CAPITAL ETFs
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

November 30, 2022

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six months ended November 30, 2022 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

STERLING CAPITAL ETFs
EXPENSE EXAMPLE (Unaudited)
November 30, 2022

As a shareholder of each Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” line in the tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Sterling Capital Focus Equity ETF

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Annualized Expense Ratio	Expenses Paid During Period 6/1/22-11/30/22*
Actual	$1,000.00	$ 1,010.50	0.59%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$ 1,022.11	0.59%	$2.99

Sterling Capital Diverse Multi-Manager Active ETF

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Annualized Expense Ratio	Expenses Paid During Period 6/1/22-11/30/22*
Actual	$1,000.00	$ 968.90	0.65%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.81	0.65%	$3.29

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (365).

For more information about current performance, holdings, or historical premiums/discounts, please visit the Funds’ website at https://sterlingcapital.com/etf/.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2022

Renewal of the Investment Sub-Advisory Agreement between Sterling Capital Management LLC and Boston Common Asset Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 18 and 19, 2022 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment sub-advisory agreement (the “BCAM Sub-Advisory Agreement”) between Boston Common Asset Management, LLC, (“BCAM”) and Sterling Capital Management LLC, with respect to Sterling Capital Diverse Multi-Manager Active ETF (“Sterling DMM”). In considering the renewal of the BCAM Sub-Advisory Agreement the Board received materials specifically relating to the BCAM Sub-Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the BCAM Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the BCAM Sub-Advisory Agreement on behalf of Sterling DMM and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the BCAM Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Board observed that BCAM was a registered investment adviser that integrated both financial and Environmental, Social and Governance (“ESG”) analysis into its investment process to identify companies. The Board considered that the adviser conducted a due diligence review of BCAM and stated that it was comfortable with BCAM’s financial condition. The Board noted that the adviser expressed confidence in BCAM’s compliance policies and procedures that it had the capabilities, resources and personnel necessary to continue to provide sufficient sub-advisory services to the adviser. The Board noted that BCAM represented that it had no material compliance or litigation issues that could be expected to disrupt its ability to operate. The Board concluded that BCAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the BCAM Sub-Advisory Agreement. The Board discussed BCAM’s recent enhancements to its cybersecurity program. The Board concluded that the services provided by BCAM to Sterling DMM, its shareholders and to the adviser were satisfactory.

Performance. The Board reviewed the data on BCAM’s performance provided by BCAM. The Board discussed BCAM’s experience in managing a similar strategy within its SMA accounts. The Board recognized that the performance of the sleeve sub-advised by BCAM was only available for a four-month period and that BCAM should be afforded an opportunity to manage its sleeve of Sterling DMM over a full market cycle. After further discussion, the Board concluded that sub- advisory performance provided by BCAM was in line with the adviser’s and the Board’s expectations.

Fees and Expenses. The Board noted the sub-advisory fee paid by the adviser, not Sterling DMM, to BCAM for sub-advising Sterling DMM. The Board concluded that the sub-advisory fee was not unreasonable.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2022

Profitability. The Board noted that BCAM receives no other compensation from either Sterling DMM or the adviser except the sub-advisory fee earned pursuant to the BCAM Sub-Advisory Agreement payable by the adviser The Board reviewed BCAM’s profitability analysis and concluded that BCAM’s profitability from its relationship with Sterling DMM was not excessive in light of the services provided by BCAM.

Economies of Scale. The Board noted that economies of scale were not an issue at this time. The Board noted that consideration of economies of scale would be revisited to the extent assets of Sterling DMM grew significantly.

Conclusion. Having requested and received such information from BCAM believed to be reasonably necessary to evaluate the terms of the BCAM Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee structure was not unreasonable and that renewal of the BCAM Sub-Advisory Agreement was in the best interests of the Trust and the shareholders of Sterling DMM.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2022

Renewal of the Investment Sub-Advisory Agreement between Sterling Capital Management LLP and EARNEST Partners, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 18 and 19, 2022 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment sub-advisory agreement (the “EP Sub-Advisory Agreement”) between EARNEST Partners, LLC (“EP”) and Sterling Capital Management LLC, with respect to Sterling Capital Diverse Multi-Manager Active ETF (“Sterling DMM”). In considering the renewal of the EP Sub-Advisory Agreement the Board received materials specifically relating to the EP Sub-Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the EP Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the EP Sub-Advisory Agreement on behalf of Sterling DMM and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the EP Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Board observed that EP began investment management services in 1999. The Board noted that the adviser performed a due diligence review and remarked that it was satisfied with EP’s financial condition. The Board reviewed the materials provided by EP describing its Return Pattern Recognition® investment strategy. The Board took note of the adviser’s statements that EP had adequate compliance policies and procedures and sufficient capabilities, resources and personnel to provide sub-advisory services to Sterling DMM. The Board further noted that EP represented that it had no material compliance or litigation issues that could be expected to create any material operational issues. The Board concluded that EP had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the EP Sub-Advisory Agreement and that the nature, overall quality and extent of investment sub-advisory services provided to the Sterling DMM was satisfactory. The Board remarked that EP used a variety of methods to verify the resiliency of its cybersecurity program. The Board concluded that EP provided quality services to Sterling DMM, its shareholders and to the adviser.

Performance. The Board reviewed the data regarding the performance of the sleeve of Sterling DMM sub-advised by EP as reported by EP. The Board noted the sleeve sub-advised by EP had outperformed its benchmark. The Board concluded that EP provided sub-advisory services in line with the adviser’s and the Board’s expectations.

Fees and Expenses. The Board noted the sub-advisory fee paid by the adviser, and not Sterling DMM, to EP for sub-advising Sterling DMM. The Board concluded that the sub-advisory fee payable to EP was not unreasonable.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2022

Profitability. The Board noted that EP receives no other compensation from either Sterling DMM or the adviser except the sub-advisory fee earned pursuant to the EP Sub-Advisory Agreement payable by the adviser. The Board reviewed EP’s profitability analysis and concluded that EP’s profitability from its relationship with Sterling DMM was not excessive in light of the services provided by EP.

Economies of Scale. The Board noted that economies of scale were not an issue at this time. The Board noted that consideration of economies of scale would be revisited to the extent assets of Sterling DMM grew significantly.

Conclusion. Having requested and received such information from EP as the Board believed to be reasonably necessary to evaluate the terms of the EP Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee structure was not unreasonable and that renewal of the EP Sub-Advisory Agreement was in the best interests of the Trust and the shareholders of Sterling DMM.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2022

Renewal of the Investment Sub-Advisory Agreement between Sterling Capital Management LLC and GQG Partners, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 18 and 19, 2022 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment sub-advisory agreement (the “GQG Sub-Advisory Agreement”) between GQG Partners, LLC (“GQG”) and Sterling Capital Management LLC, with respect to Sterling Capital Diverse Multi-Manager Active ETF (“Sterling DMM”). In considering the renewal of the GQG Sub-Advisory Agreement the Board received materials specifically relating to the GQG Sub-Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the GQG Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the GQG Sub-Advisory Agreement on behalf of Sterling DMM and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the GQG Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Board observed that GQG has been providing investment advisory and sub-advisory services since 2016. The Board noted that the adviser performed a due diligence review and concluded that it was comfortable with GQG’s financial condition. The Board reviewed the materials provided by GQG describing its proprietary quantitative scoring and ranking system for investment selection. The Board took note of the adviser’s report that GQG had adequate compliance policies and procedures the capabilities, resources and personnel necessary to continue to provide sufficient sub-advisory services to the adviser. The Board concluded that GQG had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the GQG Sub-Advisory Agreement and that the nature, overall quality and extent of investment sub-advisory services provided to Sterling DMM were satisfactory. The Board took note that GQG reported no cybersecurity incidents since the approval of the GQG Sub-Advisory Agreement and had a robust cybersecurity program in place. The Board concluded that quality services provided by GQG to Sterling DMM, its shareholders and to adviser was satisfactory.

Performance. The Board reviewed the data regarding the performance of the sleeve of Sterling DMM sub-advised by GQG as reported by GQG, and noted that the sleeve sub-advised by GQG had outperformed its benchmark. After further discussion, the Board concluded that sub-advisory services provided by GQG were in line with the adviser’s and the Board’s expectations.

Fees and Expenses. The Board noted the sub-advisory fee was paid by adviser, and not Sterling DMM, to GQG for sub-advising Sterling DMM. The Board concluded that the sub-advisory fee payable to GQG was not unreasonable.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2022

Profitability. The Board noted that GQG would receive no other compensation from either Sterling DMM or the adviser except the sub-advisory fee earned pursuant to the GQG Sub-Advisory Agreement payable by the adviser. The Board reviewed a profitability analysis that was provided by GQG and noted that GQG reported sub-advising Sterling DMM at a loss.

Economies of Scale. The Board noted that economies of scale were not an issue at this time. The Board noted that consideration of economies of scale would be revisited to the extent assets of Sterling DMM grew significantly.

Conclusion. Having requested and received such information from GQG as the Board believed to be reasonably necessary to evaluate the terms of the GQG Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee structure was not unreasonable and that renewal of the GQG Sub-Advisory Agreement was in the best interests of the Trust and the shareholders of Sterling DMM.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-663-7871 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

ADVISER
Sterling Capital Management LLC
4350 Congress Street, Suite 1000
Charlotte, NC 28209

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

SCFETF-SAR22

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/31/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/31/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 1/31/23